ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of	As of
	March 31, 2025	September 30, 2024
Trade accounts receivable	$6,170,630	$1,678,806
Less: allowances for credit losses	(647,747)	(135,646)
Accounts receivable, net	$5,522,883	$1,543,160

Schedule of change of the allowance for credit losses

	As of	As of
	March 31, 2025	September 30, 2024
Beginning balance	$135,646	$5,829
Addition	516,130	127,568
Exchange rate difference	(4,029)	2,249
Ending balance	$647,747	$135,646